Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable
Accounts Receivable:
We account for revenue in accordance with FASB ASC 605, "Revenue Recognition". In accordance with that standard, we recognize revenue for product sales when title and risk of loss have transferred to our customers, when reliable estimates of rebates, chargebacks, returns and other adjustments can be made, and when collectability is reasonably assured. This is generally at the time that products are received by our direct customers. We also review available trade inventory levels at certain large wholesalers to evaluate any potential excess supply levels in relation to expected demand. We determine whether we will recognize revenue at the time that our products are received by our direct customers or defer revenue recognition until a later date on a product by product basis at the time of launch. Upon recognizing revenue from a sale, we record estimates for chargebacks, rebates and incentive programs, product returns, cash discounts and other sales reserves that reduce accounts receivable.
The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date ($ amounts in thousands):

	June 30,	December 31,
	2013	2012
Gross trade accounts receivable	$340,205	$318,793
Chargebacks	(49,760)	(41,670)
Rebates and incentive programs	(64,655)	(59,426)
Returns	(79,081)	(68,062)
Cash discounts and other	(35,580)	(26,544)
Allowance for doubtful accounts	—	—
Accounts receivable, net	$111,129	$123,091

Allowance for doubtful accounts

	Six months ended
	June 30,	June 30,
	2013	2012
	(Successor)	(Predecessor)
Balance at beginning of period	$—	$(100)
Additions – charge to expense	—	(4)
Adjustments and/or deductions	—	15
Balance at end of period	$—	$(89)

The following tables summarize the activity for the six months ended June 30, 2013 and the six months ended June 30, 2012, in the accounts affected by the estimated provisions described below ($ amounts in thousands):

	Six months ended June 30, 2013
	(Successor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	$(41,670)	$(287,424)	$—	(1)	$279,334	$(49,760)
Rebates and incentive programs	(59,426)	(126,921)	574		121,118	(64,655)
Returns	(68,062)	(24,683)	—		13,664	(79,081)
Cash discounts and other	(26,544)	(89,272)	—		80,236	(35,580)
Total	$(195,702)	$(528,300)	$574		$494,352	$(229,076)

Accrued liabilities (2)	$(42,162)	$(34,461)	$—		$35,278	$(41,345)

	Six months ended June 30, 2012
	(Predecessor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	$(20,688)	$(205,290)	$—	(1)	$197,280	$(28,698)
Rebates and incentive programs	(35,132)	(96,881)	(59)		87,248	(44,824)
Returns	(58,672)	(15,362)	1,602	(3)	12,026	(60,406)
Cash discounts and other	(28,672)	(58,025)	(809)		66,401	(21,105)
Total	$(143,164)	$(375,558)	$734		$362,955	$(155,033)

Accrued liabilities (2)	$(39,614)	$(26,909)	$—		$38,055	$(28,468)

(1)
Unless specific in nature, the amount of provision or reversal of reserves related to prior periods for chargebacks is not determinable on a product or customer specific basis; however, based upon historical analysis and analysis of activity in subsequent periods, we believe that our chargeback estimates remain reasonable.

(2)
Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.

(3)	The amount principally represents the resolution of a customer dispute in the first quarter of 2012 regarding invalid deductions taken in prior years of approximately $1,600 thousand.

The Company sells its products directly to wholesalers, retail drug store chains, drug distributors, mail order pharmacies and other direct purchasers as well as customers that purchase its products indirectly through the wholesalers, including independent pharmacies, non-warehousing retail drug store chains, managed health care providers and other indirect purchasers. The Company often negotiates product pricing directly with health care providers that purchase products through the Company’s wholesale customers. In those instances, chargeback credits are issued to the wholesaler for the difference between the invoice price paid to the Company by our wholesale customer for a particular product and the negotiated contract price that the wholesaler’s customer pays for that product. The information that the Company considers when establishing its chargeback reserves includes contract and non-contract sales trends, average historical contract pricing, actual price changes, processing time lags and customer inventory information from its three largest wholesale customers. The Company’s chargeback provision and related reserve vary with changes in product mix, changes in customer pricing and changes to estimated wholesaler inventory.

Customer rebates and incentive programs are generally provided to customers as an incentive for the customers to continue carrying the Company’s products or replace competing products in their distribution channels with our products. Rebate programs are based on a customer’s dollar purchases made during an applicable monthly, quarterly or annual period. The Company also provides indirect rebates, which are rebates paid to indirect customers that have purchased the Company’s products from a wholesaler under a contract with us. The incentive programs include stocking or trade show promotions where additional discounts may be given on a new product or certain existing products as an added incentive to stock the Company’s products. We may, from time to time, also provide price and/or volume incentives on new products that have multiple competitors and/or on existing products that confront new competition in order to attempt to secure or maintain a certain market share. The information that the Company considers when establishing its rebate and incentive program reserves are rebate agreements with, and purchases by, each customer, tracking and analysis of promotional offers, projected annual sales for customers with annual incentive programs, actual rebates and incentive payments made, processing time lags, and for indirect rebates, the level of inventory in the distribution channel that will be subject to indirect rebates. We do not provide incentives designed to increase shipments to our customers that we believe would result in out-of-the-ordinary course of business inventory for them. The Company regularly reviews and monitors estimated or actual customer inventory information at its three largest wholesale customers for its key products to ascertain whether customer inventories are in excess of ordinary course of business levels.

Pursuant to a drug rebate agreement with the Centers for Medicare and Medicaid Services, TriCare and similar supplemental agreements with various states, the Company provides a rebate on drugs dispensed under such government programs. The Company determines its estimate of the Medicaid rebate accrual primarily based on historical experience of claims submitted by the various states and any new information regarding changes in the Medicaid program that might impact the Company’s provision for Medicaid rebates. In determining the appropriate accrual amount we consider historical payment rates; processing lag for outstanding claims and payments; levels of inventory in the distribution channel; and the impact of the healthcare reform acts. The Company reviews the accrual and assumptions on a quarterly basis against actual claims data to help ensure that the estimates made are reliable. TriCare rebate accruals reflect the Fiscal Year 2008 National Defense Authorization Act and are based on actual and estimated rebates on Department of Defense eligible sales.

The Company accepts returns of product according to the following criteria: (i) the product returns must be approved by authorized personnel with the lot number and expiration date accompanying any request and (ii) we generally will accept returns of products from any customer and will provide the customer with a credit memo for such returns if such products are returned between six months prior to, and 12 months following, such products’ expiration date. The Company records a provision for product returns based on historical experience, including actual rate of expired and damaged in-transit returns, average remaining shelf-lives of products sold, which generally range from 12 to 48 months, and estimated return dates. Additionally, we consider other factors when estimating the current period return provision, including levels of inventory in the distribution channel, significant market changes that may impact future expected returns, and actual product returns, and may record additional provisions for specific returns that we believe are not covered by the historical rates.

The Company offers cash discounts to its customers, generally 2% of the sales price, as an incentive for paying within invoice terms, which generally range from 30 to 90 days. The Company accounts for cash discounts by reducing accounts receivable by the full amount of the discounts that we expect our customers to take.

In addition to the significant gross-to-net sales adjustments described above, we periodically make other sales adjustments. The Company generally accounts for these other gross-to-net adjustments by establishing an accrual in the amount equal to its estimate of the adjustments attributable to the sale.

The Company may at its discretion provide price adjustments due to various competitive factors, through shelf-stock adjustments on customers’ existing inventory levels. There are circumstances under which we may not provide price adjustments to certain customers as a matter of business strategy, and consequently may lose future sales volume to competitors and risk a greater level of sales returns on products that remain in the customer’s existing inventory.

As detailed above, we have the experience and access to relevant information that we believe are necessary to reasonably estimate the amounts of such deductions from gross revenues, except as described below. Some of the assumptions we use for certain of our estimates are based on information received from third parties, such as wholesale customer inventories and market data, or other market factors beyond our control. The estimates that are most critical to the establishment of these reserves, and therefore, would have the largest impact if these estimates were not accurate, are estimates related to contract sales volumes, average contract pricing, customer inventories and return volumes. The Company regularly reviews the information related to these estimates and adjusts its reserves accordingly, if and when actual experience differs from previous estimates. With the exception of the product returns allowance, the ending balances of accounts receivable reserves and allowances generally are processed during a two-month to four-month period.

Use of Estimates in Reserves
We believe that our reserves, allowances and accruals for items that are deducted from gross revenues are reasonable and appropriate based on current facts and circumstances. It is possible however, that other parties applying reasonable judgment to the same facts and circumstances could develop different allowance and accrual amounts for items that are deducted from gross revenues. Additionally, changes in actual experience or changes in other qualitative factors could cause our allowances and accruals to fluctuate, particularly with newly launched or acquired products. We review the rates and amounts in our allowance and accrual estimates on a quarterly basis. If future estimated rates and amounts are significantly greater than those reflected in our recorded reserves, the resulting adjustments to those reserves would decrease our reported net revenues; conversely, if actual product returns, rebates and chargebacks are significantly less than those reflected in our recorded reserves, the resulting adjustments to those reserves would increase our reported net revenues. We regularly review the information related to these estimates and adjust our reserves accordingly, if and when actual experience differs from previous estimates.

As is customary and in the ordinary course of business, our revenue that has been recognized for product launches included initial trade inventory stocking that we believed was commensurate with new product introductions. At the time of each product launch, we were able to make reasonable estimates of product returns, rebates, chargebacks and other sales reserves by using historical experience of similar product launches and significant existing demand for the products.

Major Customers – Gross Accounts Receivable

	June 30,	December 31,
	2013	2012
McKesson Corporation	29%	27%
Cardinal Health, Inc.	26%	26%
AmerisourceBergen Corporation	10%	13%
CVS Caremark	9%	9%
Other customers	26%	25%
Total gross accounts receivable	100%	100%

Accounts Receivable:
We account for revenue in accordance with FASB ASC 605 Revenue Recognition. In accordance with that standard, we recognize revenue for product sales when title and risk of loss have transferred to our customers, when reliable estimates of rebates, chargebacks, returns and other adjustments can be made, and when collectability is reasonably assured. This is generally at the time that products are received by our direct customers. We also review available trade inventory levels at certain large wholesalers to evaluate any potential excess supply levels in relation to expected demand. We determine whether we will recognize revenue at the time that our products are received by our direct customers or defer revenue recognition until a later date on a product by product basis at the time of launch. Upon recognizing revenue from a sale, we record estimates for chargebacks, rebates and incentive programs, product returns, cash discounts and other sales reserves that reduce accounts receivable.
The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date ($ amounts in thousands):

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)

Gross trade accounts receivable	$318,793	$269,204
Chargebacks	(41,670)	(20,688)
Rebates and incentive programs	(59,426)	(35,132)
Returns	(68,062)	(58,672)
Cash discounts and other	(26,544)	(28,672)
Allowance for doubtful accounts	—	(100)
Accounts receivable, net	$123,091	$125,940

Allowance for doubtful accounts

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(Successor)	(Predecessor)	(Predecessor)
Balance at beginning of period	($100)	($1)	($3)
Anchen opening balance	—	(100)
Additions – charge to expense	85	—	(5)
Adjustments and/or deductions	15	1	7
Balance at end of period	$0	($100)	($1)

The following tables summarize the activity for the years ended December 31, 2012, 2011 and 2010 in the accounts affected by the estimated provisions described below ($ amounts in thousands):

	For the Year Ended December 31, 2012
	(Successor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($20,688)	($442,245)	$—	(1)	$421,263	($41,670)
Rebates and incentive programs	(35,132)	(216,861)	(59)		192,626	(59,426)
Returns	(58,672)	(33,315)	1,602	(6)	22,323	(68,062)
Cash discounts and other	(28,672)	(148,771)	(809)		151,708	(26,544)
Total	($143,164)	($841,192)	$734		$787,920	($195,702)

Accrued liabilities (2)	($39,614)	($73,973)	$0		$71,425	($42,162)

	For the Year Ended December 31, 2011
	(Predecessor)
Accounts receivable reserves	Beginning balance	Anchen opening balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($19,482)	($1,633)	($261,335)	$—	(1)	$261,762	($20,688)
Rebates and incentive programs	(23,273)	(1,427)	(121,804)	660		110,712	(35,132)
Returns	(48,928)	(1,748)	(30,577)	265		22,316	(58,672)
Cash discounts and other	(16,606)	(5,626)	(105,961)	(357)		99,878	(28,672)
Total	($108,289)	($10,434)	($519,677)	$568		$494,668	($143,164)

Accrued liabilities (2)	($32,169)	($571)	($55,853)	$224		$48,755	($39,614)

	For the Year Ended December 31, 2010
	(Predecessor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($16,111)	($217,601)	($77)	(1)	$214,307	($19,482)
Rebates and incentive programs	(39,938)	(123,451)	(1,196)	(3)	141,312	(23,273)
Returns	(39,063)	(24,416)	437		14,114	(48,928)
Cash discounts and other	(19,160)	(88,842)	(1,974)	(4)	93,370	(16,606)
Total	($114,272)	($454,310)	($2,810)		$463,103	($108,289)

Accrued liabilities (2)	($24,713)	($41,427)	$2,586	(5)	$31,385	($32,169)

(1)
Unless specific in nature, the amount of provision or reversal of reserves related to prior periods for chargebacks is not determinable on a product or customer specific basis; however, based upon historical analysis and analysis of activity in subsequent periods, we believe that our chargeback estimates remain reasonable.

(2)
Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.

(3)	During the first quarter of 2010, the Company settled a dispute with a major customer and as a result recorded an additional reserve of $1,300 thousand.

(4)
During the third quarter of 2010, the Company settled a customer dispute related to the January 2009 metoprolol price increase. As a result, the Company recorded an additional reserve of $1,100 thousand.

(5)
In December 2010, we reached a settlement related to the routine post award contract review of our contract with the Department of Veterans Affairs for the periods 2004 to 2007 with the Office of Inspector General of the Department of Veterans Affairs. We had previously accrued approximately $10,500 thousand ($6,400 thousand net of related partnership consideration) in accrued government liabilities and payables due to distribution agreement partners on our consolidated balance sheet related to this matter. We reduced this accrual to $7,300 thousand ($3,800 thousand net of related partnership consideration), based on the settlement. Accordingly, we recognized approximately $2,600 thousand of income in the fourth quarter of 2010 as a change in estimate. The 2009 change in accrued liabilities recorded for prior period sales is principally comprised of a $1,400 thousand credit from the Medicaid drug rebate program related to a positive settlement based upon the finalization of a negotiation in the third quarter of 2009 pertaining to prior years. With the exception of the foregoing factor, there were no other factors that were deemed to be material individually or in the aggregate.

(6)	The amount principally represents the resolution of a customer dispute in the first quarter of 2012 regarding invalid deductions taken in prior years of approximately $1,600 thousand.
The Company sells its products directly to wholesalers, retail drug store chains, drug distributors, mail order pharmacies and other direct purchasers as well as customers that purchase its products indirectly through the wholesalers, including independent pharmacies, non-warehousing retail drug store chains, managed health care providers and other indirect purchasers. The Company often negotiates product pricing directly with health care providers that purchase products through the Company’s wholesale customers. In those instances, chargeback credits are issued to the wholesaler for the difference between the invoice price paid to the Company by our wholesale customer for a particular product and the negotiated contract price that the wholesaler’s customer pays for that product. The information that the Company considers when establishing its chargeback reserves includes contract and non-contract sales trends, average historical contract pricing, actual price changes, processing time lags and customer inventory information from its three largest wholesale customers. The Company’s chargeback provision and related reserve vary with changes in product mix, changes in customer pricing and changes to estimated wholesaler inventory.

Customer rebates and incentive programs are generally provided to customers as an incentive for the customers to continue carrying the Company’s products or replace competing products in their distribution channels with our products. Rebate programs are based on a customer’s dollar purchases made during an applicable monthly, quarterly or annual period. The Company also provides indirect rebates, which are rebates paid to indirect customers that have purchased the Company’s products from a wholesaler under a contract with us. The incentive programs include stocking or trade show promotions where additional discounts may be given on a new product or certain existing products as an added incentive to stock the Company’s products. We may, from time to time, also provide price and/or volume incentives on new products that have multiple competitors and/or on existing products that confront new competition in order to attempt to secure or maintain a certain market share. The information that the Company considers when establishing its rebate and incentive program reserves are rebate agreements with, and purchases by, each customer, tracking and analysis of promotional offers, projected annual sales for customers with annual incentive programs, actual rebates and incentive payments made, processing time lags, and for indirect rebates, the level of inventory in the distribution channel that will be subject to indirect rebates. We do not provide incentives designed to increase shipments to our customers that we believe would result in out-of-the-ordinary course of business inventory for them. The Company regularly reviews and monitors estimated or actual customer inventory information at its three largest wholesale customers for its key products to ascertain whether customer inventories are in excess of ordinary course of business levels.

Pursuant to a drug rebate agreement with the Centers for Medicare and Medicaid Services, TriCare and similar supplemental agreements with various states, the Company provides a rebate on drugs dispensed under such government programs. The Company determines its estimate of the Medicaid rebate accrual primarily based on historical experience of claims submitted by the various states and any new information regarding changes in the Medicaid program that might impact the Company’s provision for Medicaid rebates. In determining the appropriate accrual amount we consider historical payment rates; processing lag for outstanding claims and payments; levels of inventory in the distribution channel; and the impact of the healthcare reform acts. The Company reviews the accrual and assumptions on a quarterly basis against actual claims data to help ensure that the estimates made are reliable. On January 28, 2008, the Fiscal Year 2008 National Defense Authorization Act was enacted, which expands TriCare to include prescription drugs dispensed by TriCare retail network pharmacies. TriCare rebate accruals reflect this program expansion and are based on actual and estimated rebates on Department of Defense eligible sales.

The Company accepts returns of product according to the following criteria: (i) the product returns must be approved by authorized personnel with the lot number and expiration date accompanying any request and (ii) we generally will accept returns of products from any customer and will provide the customer with a credit memo for such returns if such products are returned between six months prior to, and 12 months following, such products’ expiration date. The Company records a provision for product returns based on historical experience, including actual rate of expired and damaged in-transit returns, average remaining shelf-lives of products sold, which generally range from 12 to 48 months, and estimated return dates. Additionally, we consider other factors when estimating the current period return provision, including levels of inventory in the distribution channel, significant market changes that may impact future expected returns, and actual product returns, and may record additional provisions for specific returns that we believe are not covered by the historical rates.

The Company offers cash discounts to its customers, generally 2% of the sales price, as an incentive for paying within invoice terms, which generally range from 30 to 90 days. The Company accounts for cash discounts by reducing accounts receivable by the full amount of the discounts that we expect our customers to take.

In addition to the significant gross-to-net sales adjustments described above, we periodically make other sales adjustments. The Company generally accounts for these other gross-to-net adjustments by establishing an accrual in the amount equal to its estimate of the adjustments attributable to the sale.

The Company may at its discretion provide price adjustments due to various competitive factors, through shelf-stock adjustments on customers’ existing inventory levels. There are circumstances under which we may not provide price adjustments to certain customers as a matter of business strategy, and consequently may lose future sales volume to competitors and risk a greater level of sales returns on products that remain in the customer’s existing inventory.

As detailed above, we have the experience and access to relevant information that we believe are necessary to reasonably estimate the amounts of such deductions from gross revenues, except as described below. Some of the assumptions we use for certain of our estimates are based on information received from third parties, such as wholesale customer inventories and market data, or other market factors beyond our control. The estimates that are most critical to the establishment of these reserves, and therefore, would have the largest impact if these estimates were not accurate, are estimates related to contract sales volumes, average contract pricing, customer inventories and return volumes. The Company regularly reviews the information related to these estimates and adjusts its reserves accordingly, if and when actual experience differs from previous estimates. With the exception of the product returns allowance, the ending balances of accounts receivable reserves and allowances generally are processed during a two-month to four-month period.

Use of Estimates in Reserves
We believe that our reserves, allowances and accruals for items that are deducted from gross revenues are reasonable and appropriate based on current facts and circumstances. It is possible however, that other parties applying reasonable judgment to the same facts and circumstances could develop different allowance and accrual amounts for items that are deducted from gross revenues. Additionally, changes in actual experience or changes in other qualitative factors could cause our allowances and accruals to fluctuate, particularly with newly launched or acquired products. We review the rates and amounts in our allowance and accrual estimates on a quarterly basis. If future estimated rates and amounts are significantly greater than those reflected in our recorded reserves, the resulting adjustments to those reserves would decrease our reported net revenues; conversely, if actual product returns, rebates and chargebacks are significantly less than those reflected in our recorded reserves, the resulting adjustments to those reserves would increase our reported net revenues. We regularly review the information related to these estimates and adjust our reserves accordingly, if and when actual experience differs from previous estimates.

As is customary and in the ordinary course of business, our revenue that has been recognized for product launches included initial trade inventory stocking that we believed was commensurate with new product introductions. At the time of each product launch, we were able to make reasonable estimates of product returns, rebates, chargebacks and other sales reserves by using historical experience of similar product launches and significant existing demand for the products.

Major Customers – Gross Accounts Receivable

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
McKesson Corporation	27%	25%
Cardinal Health, Inc.	26%	19%
AmerisourceBergen Corporation	13%	12%
CVS Caremark	9%	17%
Other customers	25%	27%
Total gross accounts receivable	100%	100%